Northern Lights Fund Trust III

Pinnacle Sherman Tactical Allocation Fund

Incorporated herein by reference is the definitive version of the Supplement for the Pinnacle Sherman Tactical Allocation Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 31, 2017, (SEC Accession 0001580642-17-000597).